Bank Borrowings	6 Months Ended
Jun. 30, 2025
Bank Borrowings [Abstract]
BANK BORROWINGS

9. BANK BORROWINGS

Outstanding balances of bank borrowings as of December 31, 2024 and June 30, 2025 consist of the following:

				Weighted average interest rate as of	Weighted average interest rate as of	Balance as of	Balance as of
		Maturity		December 31,	June 30,	December 31,	June 30,
Lender	Type	date	Currency	2024	2025	2024	2025	2025
						HK$	HK$	US$
Standard Chartered Bank (Hong Kong) Limited	Government guaranteed SME loan	Within 10 years or on demand	HK$	3.5%	3.0%	8,871,262	8,480,454	1,080,327
Total						8,871,262	8,480,454	1,080,327

Note:

(i)	As of December 31, 2024 and June 30, 2025, the bank borrowing was under the special 100% loan guarantee of the SME Financing Guarantee Scheme, which was fully guaranteed by the Government of the Hong Kong Special Administrative Region; and

(ii)	The bank borrowings were classified as current liabilities as they were required to be repaid on demand of the bank.